UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           Form 13F
                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30,2002

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Elm Ridge Capital Management, LLC
Address:   747 Third Avenue
           3rd Floor
           New York, NY 10017

Form l3F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone: (212) 821-1485

Signature, Place, and Date of Signing:

Christopher Conneely  New York, NY       August 8, 2002


Report Type (Check only one.):

[ X ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  I3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
       manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

FORM l3F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              NONE

Form l3F Information Table Entry Total:         46

Form 13F Information Table Value Total:         $408,513
                                                (Thousands)

List of Other Included Managers:


NONE

                                 FORM 13F INFORMATION TABLE

NAME              TITLE               VALUE    SHS/     SH/ PUT/  INVSTMNT OTHER VOTING AUTHORITY
OF ISSUER         OF CLASS CUSIP     (X $1000) PRIN AMT PRN CALL  DSCRETN  MGRS  SOLE   SHARED NONE
----------------  -------- --------  --------  -------- --- ----  -------- ----- ------ ------ ----

ADVANCEPCS        COM      00790K109    10012    418200  SH       SOLE     NONE  418200       0   0
AETNA INC         COM      00817Y108    17058    355600  SH       SOLE     NONE  355600       0   0
AETNA INC         COM      00817Y108     5756    120000  SH  PUT  SOLE     NONE  120000       0   0
AGRIUM INC        COM      008916108     2415    256900  SH       SOLE     NONE  256900       0   0
APRIA HEALTHCARE  COM      037933108    18001    803600  SH       SOLE     NONE  803600       0   0
AK STEEL HOLDING  COM      001547108    13132   1025100  SH       SOLE     NONE 1025100       0   0
ASHLAND INC       COM      044204105	17690    436800  SH       SOLE     NONE  436800       0   0
BRUNSWICK CORP    COM      117043109	16120    575700  SH       SOLE     NONE	 575700       0   0
BOISE CASCADE     COM      097383103     7217    209000  SH       SOLE     NONE	 209000       0   0
CITIGROUP INC.    COM      172967101     5018    129500  SH       SOLE     NONE  129500       0   0
COMPUTER ASSOC    COM      204912109    12294    773700  SH       SOLE     NONE  773700       0   0
CHUBB CORP        COM      171232101	10443    147500  SH       SOLE     NONE	 147500       0   0
CIRCUIT CITY      COM      172737108     9551    509400  SH       SOLE     NONE	 509400       0   0
CRYPTOLOGIC INC   COM      228906103      461     52600  SH       SOLE     NONE   52600       0   0
ENTERASYS         COM      293637104     6412   3602500  SH       SOLE     NONE 3602500       0   0
FOOTSTAR INC      COM      344912100     1084     44300  SH       SOLE     NONE   44300       0   0
GEORGIA-PACIFIC   COM      373298108    15009    610600  SH       SOLE     NONE	 610600       0   0
GOLDEN STATE BANC COM      381197102     1813     50000  SH       SOLE     NONE   50000       0   0
GLOBALSANTAFE     COM      G3930E101     4284    156639  SH       SOLE     NONE  156639       0   0
HANDLEMAN CO      COM      410252100    14294    985800  SH       SOLE     NONE  985800       0   0
HEALTH NET INC    COM      42222G108     3049    113900  SH       SOLE     NONE  113900       0   0
HEALTHSOUTH CORP  COM      421924101     3198    250000  SH       SOLE     NONE  250000       0   0
INAMED CORP       COM      453235103    15717    580600  SH       SOLE     NONE  580600       0   0
IOMEGA CORP       COM      462030305     1636    127300  SH       SOLE     NONE  127300       0   0
KELLWOOD COMPANY  COM      488044108    26163    805000  SH       SOLE     NONE  805000       0   0
MOORE LTD. CMN    COM      615785102    24139   2102700  SH       SOLE     NONE 2102700       0   0
MAGELLAN HEALTH   COM      559079108      133    133000  SH       SOLE     NONE	 133000       0   0
M T R GAMING GRP  COM      553531104      627     70000  SH       SOLE     NONE   70000       0   0
MARATHON OIL CO   COM      553769100     3686    220700  SH       SOLE     NONE	 220700       0   0
NETOPIA INC       COM      565849106    19049    702400  SH       SOLE     NONE	 702400       0   0
OCEAN ENERGY CORP COM      64114K104      633    231700  SH       SOLE     NONE  231700       0   0
P G & E CORP      COM      67481E106     2980    137500  SH       SOLE     NONE  137500       0   0
PIONEER STAND.    COM      69331C108     8775    490500  SH       SOLE     NONE  490500       0   0
POPE & TALBOT CO  COM      723877106     3432    330300  SH       SOLE     NONE  330300       0   0
PREACIS PHARM     COM      732827100    26690   1425000  SH       SOLE     NONE 1425000       0   0
SAXON CAPITAL INC COM      80556P302	12800	 786700  SH       SOLE     NONE  786700       0   0
SOLECTRON CORP    COM      834182107     3075    500000  SH       SOLE     NONE  500000       0   0
SOVEREIGN BANCORP COM      845905108     4141    277000  SH       SOLE     NONE  277000       0   0
SAPPI LTD         SPON ADR 803069202    13395    955400  SH       SOLE     NONE  955400       0   0
SUNRISE ASS LVNG  COM      86768K106     2680    100000  SH       SOLE     NONE  100000       0   0
SUNRISE ASS LVNG  COM      86768K106     1340     50000  SH  CALL SOLE     NONE   50000       0   0
TYCO INT'L        COM      902124106    12551    929000  SH       SOLE     NONE  929000       0   0
UNIVERSAL CORP    COM      913456109     7487    204000  SH       SOLE     NONE  204000       0   0
VALERO ENERGY     COM      91913Y100     2807     75000  SH       SOLE     NONE   75000       0   0
VENTAS INC        COM      92276F100      638     50000  SH       SOLE     NONE   50000       0   0
WASHINGTON GROUP  COM      938862208    19628    892200  SH       SOLE     NONE  892200       0   0

